Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Schedule of other commitments	The other commitments mainly relate to royalty payments and consist of:

	Year ended December 31
in € thousand	2025	2024
Royalties	4,255	6,025
OTHER COMMITMENTS	4,255	6,025

Schedule of pledges	The pledges consist of:

	Year ended December 31
in € thousand	2025	2024
Pledges on bank accounts	105,758	164,546
GUARANTEES AND PLEDGES	105,758	164,546